SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The accompanying combined and consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

Basis of consolidation

The accompanying combined and consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, and consolidated VIEs. All inter-company transactions and balances have been eliminated.

Consolidated Trusts

Consolidated Trusts

Loans funded by the institutional funding partners in the Group’s loan facilitation business are typically disbursed to the borrowers directly from such partners. However, due to the need of certain institutional funding partners, loans from such funding partners are funded and disbursed indirectly through trusts and asset management plans (collectively the "Trusts"). Since November 2017, several Trusts were formed by third-party trust companies and asset management companies, who administer the Trusts.

The Trusts fund loans facilitated by the Group using the funds received from its beneficiaries to the borrowers facilitated by the Group. The Trusts provide the returns to its beneficiaries through interest payments made by the borrowers.

The borrowers are charged with the interests by the Trusts. For the majority of trust, the Group is either entitled to the residual profit in the Trusts or the Group has provided guarantee to the Trusts by agreeing to repurchase any loans that are delinquent for 30 to 90 days from which the Group absorbs the credit risk of the Trusts resulting from borrowers’ delinquencies. The Group determined that the residual profit or the guarantee represents a variable interest in the Trusts through which the Group has the right to receive benefits or the obligation to absorb losses from the Trusts that could potentially be significant to the Trusts. Since the Trusts only invest in the loans facilitated by the Group and the Group continues to service the loans through a service agreement post origination and has the ability to direct default mitigation activities, the Group has the power to direct the activities of the Trusts that most significantly impact the economic performance of the Trusts. As a result, the Group is considered the primary beneficiary of the Trusts and consolidated the Trusts’ assets, liabilities, results of operations and cash flows.

In 2019, the Group also received letter of approval for listing and transferring assets based securities (“ABS”) on both Shanghai Stock Exchange and Shenzhen Stock Exchange within the issue scale of RMB 5,000,000 for each, respectively. As of December 31, 2019, the beneficial rights of RMB 2,300,000 in trusts held by Qiyu were transferred to trust beneficial right asset backed special plans (the “ABS plans”). The ABS plans were securitized and listed on Shanghai Stock Exchange and Shenzhen Stock Exchange, with terms of two years. The Group purchased the whole subordinated tranche securities amounting RMB 184,000 to provide credit enhancement and senior tranche securities amounting RMB 17,500, representing 8% and 1% of the total face value of the securities respectively. External institutional funding partners purchased senior tranche securities amounting RMB 2,098,500 representing 91% of the total securities which was recorded as "payable to investors of the consolidated trusts - noncurrent" with the balance of RMB 2,086,946 on the consolidated balance sheet as of December 31, 2019.

As of December 31,2018 and 2019, the loans held by the Trusts are all personal loans made to the individual borrowers with an original term up to 12 months. The interest rates of these loans ranged from 9% to 36%. The loans receivable balance associated with the Trusts represents the outstanding loans made to the borrowers from the Trusts. As of December 31, 2018 and 2019, the balance of delinquent loans repurchased by the Group from the consolidated trusts are RMB 20,579 and RMB 89,938, respectively. For the years ended 31, 2018 and 2019, the Group repurchased the balance of RMB 114,238 and RMB 18,014 performing loans upon liquidation of certain consolidated trusts per the contracts agreed with the counterparty, respectively.

For the years ended December 31, 2017, 2018 and 2019, the provision for loan losses of RMB 5,647, RMB 33,141 and RMB 464,379 were charged to the combined and consolidated statements of comprehensive income, respectively. There were RMB nil, RMB 19,777 and RMB 142,882 of loans written off for the years ended December 31, 2017, 2018 and 2019, respectively.

Interest on loans receivable is accrued and credited to income as earned. The Group determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when the loan principal and interest are deemed to be uncollectible. In general, loans receivable is identified as uncollectible when it is determined to be not probable that the balance can be collected.

2.            SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Consolidated Trusts – continued

The following financial statement amounts and balances of the consolidated trusts were included in the accompanying combined and consolidated financial statements after elimination of intercompany transactions and balances:

	December 31, 2018	December 31, 2019
	RMB	RMB
ASSETS
Restricted cash	6,142	354,104
Loans receivable, net	493,883	9,099,099
Prepaid expenses and other assets	4,000	95,840
Total Assets	504,025	9,549,043

	December 31, 2018	December 31, 2019
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts-current	300,341	4,423,717
Amounts due to related parties	4,034	—
Accrued expenses and other current liabilities	385	19,460
Other tax payable	268	25,431
Payable to investors of the consolidated trusts-noncurrent	—	3,442,500
Total liabilities	305,028	7,911,108

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenue	10,791	70,621	1,279,203
Net (loss) income	(2,560)	(32,708)	469,825

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(90)	(8,749)	382,620
Net cash (used in) provided by investing activities	(916,275)	527,223	(8,989,137)
Net cash provided by (used in) financing activities	1,012,499	(708,466)	7,512,696

The consolidated trusts contributed 1%, 2% and 14% of the Group's consolidated revenue for the years ended 2017, 2018 and 2019, respectively. As of December 31, 2018 and December 31, 2019, the consolidated trusts accounted for an aggregate of 7% and 47%, respectively, of the consolidated total assets, and 10% and 60% respectively, of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company to provide financial support to the consolidated trusts.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Consolidated Trusts – continued

The Group believes that the assets of the consolidated trusts could only be used to settle the obligations of the consolidated trusts.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, financial assets receivable and guarantee liabilities, allowance for loans receivable, allowance for uncollectible accounts receivable and contract assets, allowance for financial assets receivable, and valuation allowance for deferred tax assets.

Revenue recognition

Revenue recognition

Through its app and channel partners, the Group provides services through its facilitation of loan transactions between the borrowers and the institutional funding partners through the use of two business models.

The first business model involves the Group providing credit driven services through facilitating loans that are guaranteed by the Group directly or through third-party guarantee companies and insurance companies (referred to as "off-balance capital heavy loans" hereafter), or providing loans through the Consolidated Trusts and Fuzhou Microcredit. In either cases, the Group ultimately bears all the credit risks when the borrowers default.

The second business model involves the Group providing platform services through facilitating loans with no or partial guarantee provided by the Group (referred to as "capital light loans" hereafter) and referral services. In these cases, the Group bears limited credit risks when the borrowers default.

The loans facilitated under both models are with terms of 1~24 months (the majority are within the terms of 1~12 months) and with principal of up to RMB 200.

Loan facilitation and servicing fees

The Group earns loan facilitation and service fees from both off-balance capital heavy loans and capital light loans. The Group's services mainly consist of:

1)	Performing credit assessment on the borrowers on its mobile platform based on its credit analysis and matching the institutional funding partners to potential qualified borrowers and facilitating the execution of loan agreements between the parties, referred to as "loan facilitation services" and;
2)	Providing repayment processing services for the institutional funding partners over the loan term, referred to as “Post Origination Services”

Based on the agreements entered into between the Group’s institutional funding partners and borrowers, the Group determined that it is not the legal lender or borrower in the loan origination and repayment process. Accordingly, the Group does not record loans receivable and payable arising from the loan between the funding partner and the borrowers.

In 2017, the service fees were collected from the borrowers on a monthly basis through the loan period. Starting from 2018, to stay in compliance with regulatory requirements, particularly the Circular 141 which came into effect in December 2017, the Group started to charge service fees directly from funding partners based on the contractual agreements. In 2019, the Group started cooperating with insurance companies to provide guarantee for the loans between the borrowers and institutional funding partners. The Group charges guarantee fees from the borrower, including insurance premium collected on behalf of the insurance company.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Revenue recognition – continued

Loan facilitation and servicing fees – continued

For the loans the Group is entitled to the full service fee regardless of whether the borrowers choose to early repay or not, the Group has the unconditional right to the consideration. For the loans facilitated with borrowers who have the option of early repayment and upon termination they do not have the obligation to pay the remaining monthly service fees or not have to pay the excessive portion if the total fees are more than 36% of the origination principal on an annualized basis, the Group's right to consideration for the service fees of facilitation service is conditional on whether or not the borrowers repay in advance.

For off-balance capital heavy loans, the Group enjoys a fixed rate of service fees. For capital light loans, the service fee rate the Group entitled to is subject to adjustment based on the actual default rate of the underlying loans.

Under the off-balance capital heavy loans, the Group also provides a guarantee service to its institutional funding partners whereas in the event of default, the institutional funding partners are entitled to receive unpaid interest and principal from the Group. Given that the Group effectively takes on all of the credit risk of the borrowers and are compensated by the service fees charged, the guarantee is deemed as a service and the guarantee exposure is recognized as a stand-ready obligation in accordance with ASC Topic 460, Guarantees (see accounting policy for Guarantee Liabilities). Under the capital light model, the Group either provides no guarantee or partial guarantee service. Under the partial guarantee scenario, the Group agrees with each institutional funding partner a fixed upper limit of guarantee amount the Group is liable of. If the accumulated defaulted loan amount exceeds the agreed upper limit, the excess portion is borne by the institutional funding partner.

The Group has adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC 606 on January 1, 2018 using the full retrospective method which requires the Group to present its financial statements for all periods as if Topic 606 had been applied to all prior periods.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

●	Step 1: Identify the contract (s) with a customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Revenue recognition – continued

Loan facilitation and servicing fees – continued

The Group determines that both the institutional funding partners and the borrowers are its customers because they both receive services provided by the Group pursuant to the contractual terms among the Group, the borrowers and the institutional funding partners. For each loan facilitated on the platform, the Group considers the loan facilitation service, post origination service and guarantee service (not applicable for arrangements where the Group does not provide guarantee service) as three separate services. Of which, the guarantee service is accounted for in accordance with ASC Topic 460, Guarantees, at fair value. Revenue from the guarantee services is recognized once the Group is released from the underlying risk (see accounting policy for Guarantee Liabilities).While the post-origination service is within the scope of ASC Topic 860, the ASC Topic 606 revenue recognition model is applied due to the lack of definitive guidance in ASC Topic 860. The loan facilitation service and post-origination service are two separate performance obligations under ASC 606, as these two deliverables are distinct in that customers can benefit from each service on its own and the Group's promises to deliver the services are separately identifiable from each other in the contract.

The Group determines the total transaction price to be the service fees chargeable from the borrowers or the institutional funding partners. The Group's transaction price includes variable considerations in the form of prepayment risk of the borrowers and service fee allocation rate under capital light model under certain agreements. The Group estimates the prepayment risk of borrowers using the expected value approach on the basis of historical information and current trends of the collection percentage of the borrowers. The service fee allocated to the Group under capital light model would be fluctuated along with the actual default rate of the loans facilitated. The Group uses the service fee allocation rate applicable to the estimated default rate of the underlying loans. The transaction price is allocated amongst the guarantee service, if any, and the other two performance obligations.

The Group first allocates the transaction price to the guarantee liabilities, if any, in accordance with ASC Topic 460, Guarantees which requires the guarantee to be measured initially at fair value based on the stand-ready obligation. Then the remaining considerations are allocated to the loan facilitation services and post origination services using their relative standalone selling prices consistent with the guidance in ASC 606. The Group does not have observable standalone selling price information for the loan facilitation services or post origination services because it does not provide loan facilitation services or post origination services on a standalone basis. There is no direct observable standalone selling price for similar services in the market reasonably available to the Group. As a result, the estimation of standalone selling price involves significant judgment. The Group uses expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services and post-origination services as the basis of revenue allocation. In estimating its standalone selling price for the loan facilitation services and post origination services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors.

For each type of service, the Group recognizes revenue when (or as) the entity satisfies the service/ performance obligation by transferring the promised service (that is, an asset) to customers. Revenues from loan facilitation services are recognized at the time a loan is originated between the institutional funding partners and the borrowers and the principal loan balance is transferred to the borrowers, at which time the facilitation service is considered completed. Revenues from post origination services are recognized on a straight-line basis over the term of the underlying loans as the post-origination services are a series of distinct services that are substantially the same and that have the same pattern of transfer to the institutional funding partners.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Revenue recognition – continued

Revenue from releasing of guarantee liabilities

Revenues from guarantee services are recognized at the expiry of the guarantee term. For the years ended December 2017, 2018 and 2019, revenue from guarantee liabilities were RMB 331, RMB 25,169 and RMB 285,407, respectively, which were previously reported as part of other service fee revenues in 2017 and 2018.

Incentives

The Group provides incentives to the borrowers by providing coupons which can only be used as a reduction of repayment and ultimately reduced the service fees received by the Group. Because the borrower does not enter into any enforceable commitment by picking up the coupons, no contract arises from the coupons. Therefore the Group records the incentives as a deduction to revenue upon redemption.

Financing income

The Group provides loans through the Consolidated Trusts and Fuzhou Microcredit. The interest rate charged to the borrowers are fixed. The Group recognized revenue under “financing income” the fees and interests charged to the borrowers over the lifetime of the loans using the effective interest method.

Referral service fees

The Group provides the referral services to other platforms, by referring to them the borrowers who have not passed the Group's credit assessment. Specifically, the Group receives a fixed rate of referral fee from the platforms once the borrowers are accepted by the other funding providers on those platforms. The revenue is recognized once the referral is completed as confirmed by those platforms. For the years ended December 31, 2017, 2018 and 2019, RMB 84,397 , RMB 211,087 and RMB 375,551 were generated from the referral service, respectively, which were previously reported as part of other service fee revenues in 2017 and 2018. The Group recorded the receivables derived from of referral service fees in prepaid expenses and other assets on its consolidated balance sheets.

Other service fees

Other service fees mainly pertain to the revenue from late fees from borrowers under off-balance capital heavy loans and capital light loans.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Revenue recognition – continued

Other service fees – continued

The following table presents the disaggregation of revenue for the years ended December 31, 2017, 2018 and 2019:

	Year ended	Year ended	Year ended	Year ended
	December	December	December	December
	31, 2017	31, 2018	31, 2019	31, 2019
	RMB	RMB	RMB	USD
Credit driven services	703,747	4,170,271	8,013,391	1,151,052
Loan facilitation and servicing fees-capital heavy	647,350	3,807,242	6,273,131	901,079
Revenue from loan facilitation services	552,313	3,058,084	4,396,300	631,489
Revenue from post-origination services	95,037	749,158	1,876,831	269,590
Financing income	50,966	267,844	1,309,616	188,115
Revenue from releasing of guarantee liabilities	331	25,169	285,407	40,996
Other services fees	5,100	70,016	145,237	20,862
Platform services	84,397	276,747	1,206,456	173,296
Loan facilitation and servicing fees-capital light	—	58,348	814,581	117,007
Revenue from loan facilitation services	—	49,549	672,982	96,668
Revenue from post-origination services	—	8,799	141,599	20,339
Referral services fees	84,397	211,087	375,551	53,945
Other services fees	—	7,312	16,324	2,344
Total net revenue	788,144	4,447,018	9,219,847	1,324,348

Accounts receivable and Contract Assets, net

For the loans the Group is entitled to the full service fee regardless of whether the borrowers choose to early repay or not, the Group has the unconditional right to the consideration and an accounts receivable is recorded for the monthly service fees allocated to loan facilitation service that have already been delivered in relation to loans facilitated on the Group's platform when recognizing revenue from loan facilitation service. For the loans facilitated with borrowers who have the option of early repayment and upon termination they do not have the obligation to pay the remaining monthly service fees or do not have to pay the excessive portion if the total fees are more than 36% of the origination principal on an annualized basis, the Group's right to consideration for the service fees of facilitation service is conditional on whether or not the borrowers repay in advance. In these instances, the Group records a corresponding contract asset when recognizing revenue from loan facilitation service.

Accounts receivable and contract assets are stated at the historical carrying amount net of write-offs and allowance for collectability in accordance with ASC Topic 310. The Group established an allowance for uncollectible accounts receivable and contract assets based on estimates, which incorporate historical experience and other factors surrounding the credit risk of specific type of customers which is essentially the expected net default rates used in determining the fair value of guarantee liabilities. The Group evaluates and adjusts its allowance for uncollectible accounts receivable and contract assets on a quarterly basis or more often as necessary.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Revenue recognition – continued

Accounts receivable and Contract Assets, net – continued

Uncollectible accounts receivable and contract assets are written off when the consideration entitled to be received by the Group is due and a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected. Contract assets and accounts receivable are identified as uncollectible when the underlying loan is determined to be not probable that the balance can be collected. The Group will write off contract assets and accounts receivable and the corresponding provisions if the underlying loan is deemed uncollectible.

The Group's accounts receivable as of December 31, 2018 and 2019 are as follows:

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2018	receivable	Accounts receivable	receivable, net
Accounts receivable from loan facilitation service	1,849,796	(77,152)	1,772,644
Accounts receivable from post facilitation service	13,546	(4,184)	9,362
Total	1,863,342	(81,336)	1,782,006

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2019	receivable	Accounts receivable	receivable, net
Accounts receivable from loan facilitation service	2,371,709	(184,425)	2,187,284
Accounts receivable from post facilitation service	24,092	(273)	23,819
Total	2,395,801	(184,698)	2,211,103

The movement of allowance for uncollectible accounts receivables for the years ended December 31, 2017, 2018 and 2019 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2017	provision	year	2017
Accounts receivable from loan facilitation service	—	17,528	—	17,528
Accounts receivable from post facilitation service	—	—	—	—
Total	—	17,528	—	17,528

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Revenue recognition – continued

Accounts receivable and Contract Assets, net – continued

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2018	provision	year	2018
Accounts receivable from loan facilitation service	17,528	64,895	(5,271)	77,152
Accounts receivable from post facilitation service	—	4,702	(518)	4,184
Total	17,528	69,597	(5,789)	81,336

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2019	provision	year	2019
Accounts receivable from loan facilitation service	77,152	171,602	(64,329)	184,425
Accounts receivable from post facilitation service	4,184	12,779	(16,690)	273
Total	81,336	184,381	(81,019)	184,698

The Group's contract assets as of December 31, 2018 and 2019 are as follows:

		Allowance for
		uncollectible	Contract assets,
As of December 31, 2018	Contract assets	Contract assets	net
Contract assets from loan facilitation service	7,634	(758)	6,876
Contract assets from post facilitation service	3,284	(421)	2,863
Total	10,918	(1,179)	9,739

		Allowance for
		uncollectible	Contract assets,
As of December 31, 2019	Contract assets	Contract assets	net
Contract assets from loan facilitation service	143,685	(6,662)	137,023
Contract assets from post facilitation service	3,977	(231)	3,746
Total	147,662	(6,893)	140,769

The movement of allowance for uncollectible contract assets for the years ended December 31, 2017, 2018 and 2019 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2017	provision	year	2017
Contract assets from loan facilitation service	106	1,075	(18)	1,163
Contract assets from post facilitation service	2	2,577	—	2,579
Total	108	3,652	(18)	3,742

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Revenue recognition – continued

Accounts receivable and Contract Assets, net – continued

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2018	provision	year	2018
Contract assets from loan facilitation service	1,163	1,053	(1,458)	758
Contract assets from post facilitation service	2,579	918	(3,076)	421
Total	3,742	1,971	(4,534)	1,179

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2019	provision	year	2019
Contract assets from loan facilitation service	758	8,895	(2,991)	6,662
Contract assets from post facilitation service	421	1,728	(1,918)	231
Total	1,179	10,623	(4,909)	6,893

The Group's accounts receivable and contract assets generated from related parties and recorded in amounts due from related parties as of December 31, 2019 are as follows:

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of December 31, 2019	assets	and contract assets	Assets, net

Accounts receivable from loan facilitation service	131,743	(9,648)	122,095
Accounts receivable from post facilitation service	1,950	(481)	1,469
Contract assets from loan facilitation service	47,028	(2,062)	44,966
Contract assets from post facilitation service	795	(144)	651
Total	181,516	(12,335)	169,181

The movement of allowance for uncollectible accounts receivables and contract assets generated from related parties and recorded in amounts due from related parties for the year ended December 31, 2019 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2019	provision	year	2019

Accounts receivable from loan facilitation service	9,437	18,698	(18,487)	9,648
Accounts receivable from post facilitation service	1,515	6,947	(7,981)	481
Contract assets from loan facilitation service	219	7,680	(5,837)	2,062
Contract assets from post facilitation service	18	1,951	(1,825)	144
Total	11,189	35,276	(34,130)	12,335

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Revenue recognition – continued

Accounts receivable and Contract Assets, net – continued

The Group did not recognize any contract liabilities during the periods presented. The amount of the transaction price allocated to performance obligations that are unsatisfied as of December 31, 2018 and 2019 are RMB 774,452 and RMB 978,811, respectively, all of which pertain to post-origination service. Remaining unsatisfied performance obligations that will be recognized as revenue by the Group within the following 12 months are 100% and 99% of the remaining performance obligations as of December 31, 2018 and 2019 respectively, with the remainder recognized thereafter.

The Group used practical expedient in applying full retrospective method on completed contracts in transiting to ASC 606. For completed contracts that have variable consideration, the Group used the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

The Group determines that acquisition cost paid for funding partners based on the amount of investment represents costs to obtain a contract qualifying for capitalization since these payments are directly related to sales achieved during a period. Such cost was not material during the periods presented.

Revenue recognized for years ended December 31, 2017, 2018 and 2019 from performance obligations satisfied (or partially satisfied) in prior periods pertaining to adjustments to variable consideration due to the change of estimated prepayment rate and service fee allocation rate was immaterial.

The Group is subject to value-added tax and other surcharges including education surtax and urban maintenance and construction tax, on the services provided in the PRC. The Group has made an accounting policy election to exclude from the measurement of the transaction price all taxes assessed by the governmental authority. Such taxes excluded from revenues are RMB 61,744, RMB 379,762 and RMB 547,344, respectively, for the years ended December 31, 2017, 2018 and 2019.

Cash and cash equivalents and Restricted cash

Cash and cash equivalents

Cash and cash equivalents mainly consist of funds in banks, which are highly liquid and are unrestricted as to withdrawal or use.

Restricted cash

Restricted cash represents:

(i)	Deposit to funding banks which is used to secure timely loan repayment. As of December 31, 2018 and 2019, the amount of restricted cash related to deposit to the funding banks is RMB 561,652 and RMB 1,373,623, respectively.
(ii)	Cash held by the trusts and assets management plans through segregated bank accounts which can only be used to invest in loans or other securities as stipulated in the trust agreement. The trusts have a maximum operating period of two years. The cash in the trusts is not available to fund the general liquidity needs of the Group.

Security deposit prepaid to third-party guarantee companies

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Security deposit prepaid to third-party guarantee companies

Security deposit prepaid to third-party guarantee companies represents deposit prepaid to licensed third-party vendors the Group cooperates with to provide guarantee to secure timely loan repayment for institutional funding partners.

Funds receivable from third party payment service providers

Funds receivable from third party payment service providers

The Group opened accounts with third party online payment service providers to collect and transfer the loan funds and interest to funding partners or borrowers. The Group also uses such accounts to collect the transaction fee and service fee, and repay and collect the default loan principal and interest. The balance of funds receivable from third party payment service providers mainly includes

(a)	Funds provided by Fuzhou Microcredit but not yet transferred to the borrowers by third party payment service providers due to the settlement time lag;
(b)	Repayment of loan principal and interest amounts received from the borrowers but not yet transferred to the investors by third party payment service providers due to the settlement time lag; and,
(c)	Accumulated amounts of transaction fee, service fee received, payment and collection of default loan and interest at the balance sheet date.

Fair value

Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Fair value – continued

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, security deposits, accounts receivable and contract assets, financial assets receivable, funds receivable from third party payment service providers, loans receivable, short term loan, payable to investors of the consolidated trusts, and amounts due from/to related parties are recorded at cost which approximates their fair value due to the short-term nature of these instruments.

The Group does not have any assets or liabilities that are recorded at fair value subsequent to initial recognition on a recurring or non-recurring basis during the periods presented.

Loans receivable

Loans receivable

Loans receivable represents loans facilitated through the consolidated trusts and Fuzhou Microcredit. Loans receivable are recorded as receivable, reduced by a valuation allowance estimated as of the balance sheet date.

The allowance for loan losses is determined at a level believed to be reasonable to absorb probable losses inherent in the portfolio as of each balance sheet date. The allowance is provided based on an assessment performed on a portfolio basis. All loans are assessed collectively depending on factors such as delinquency rate, size, and other risk characteristics of the portfolio.

The Group charges off loans receivable as a reduction to the allowance for loans receivable when the loan principal and interest are deemed to be uncollectible. In general, loans receivable is identified as uncollectible when it is determined to be not probable that the balance can be collected.

Property and equipment, net

Property and equipment, net

Furniture and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or expected useful lives
Electronic equipment	5 years
Furniture and office equipment	5 years

Gains and losses from the disposal of furniture and equipment are recognized in the combined and consolidated statements of operations.

Depreciation expense on property and equipment for the years ended December 31, 2017, 2018 and 2019 were RMB 1,277, RMB 3,406 and RMB 6,837, respectively.

Guarantee liabilities

Guarantee liabilities

For the loans facilitated through the loan facilitation business, the Group provides a guarantee service to its funding partners whereas in the event of default, the institutional funding partners are entitled to receive unpaid interest and principal from the Group. In general, any unpaid interest and principal are paid when the borrower does not repay as scheduled. For accounting purposes, at loan inception, the Group recognizes a stand-ready liability representing the fair value of guarantee liability in accordance with ASC Topic 460.

From February 2018, to follow the recent regulation change, particularly the Circular 141 which came into effect in December 2017, the Group began to involve third-party licensed vendors including financing guarantee companies and insurance companies to provide guarantee for new loans facilitated for certain funding partners. Under the cooperation with financing guarantee companies, these guarantee companies initially reimburses the loan principal and interest to the institutional funding partners upon borrower's default. Although the Group does not have direct contractual obligation to the institutional funding partners for defaulted principal and interest, the Group provides back to back guarantee to the licensed guarantee companies. As agreed in the back to back guarantee contract, the Group would pay the licensed guarantee companies for actual losses incurred based on defaulted principal and interest. Under the cooperation with insurance companies, the Company is obligated to provide funding in the form of security deposit with the insurance companies which is used to compensate the institutional funding partners for borrowers' default. Given that the Group effectively takes on all of the credit risk of the borrowers, the Group recognizes a stand ready obligation for its guarantee exposure in accordance with ASC Topic 460.

Under capital light model, in the condition of no guarantee service provided, the Group does not take any credit risk and not record any guarantee liabilities associated with those loans. Besides, in the condition of partial guarantee, the amount of guarantee exposure is immaterial for the year ended December 31 2019.

At the inception of each loan, the Group recognizes the guarantee liability at fair value in accordance with ASC 460-10, which incorporates the expectation of potential future payments under the guarantee and takes into both non-contingent and contingent aspects of the guarantee. Subsequent to the loan's inception, the guarantee liability is composed of two components: (i) ASC Topic 460 component; and (ii) ASC Topic 450 component. The liability recorded based on ASC Topic 460 is determined on a loan by loan basis and it is reduced when the Group is released from the underlying risk, i.e. as the loan is repaid by the borrower or when the investor is compensated in the event of a default. This component is a stand ready obligation which is not subject to the probable threshold used to record a contingent obligation. When the Group is released from the stand ready liability upon expiration of the underlying loan, the Group records a corresponding amount as "Revenue from releasing of guarantee liabilities " in the combined and consolidated statement of comprehensive income. The other component is a contingent liability determined based on probable loss considering the actual historical performance and current conditions, representing the obligation to make future payouts under the guarantee liability in excess of the stand-ready liability, measured using the guidance in ASC Topic 450. The ASC Topic 450 contingent component is determined on a collective basis and loans with similar risk characteristics are pooled into cohorts for purposes of measuring incurred losses. The ASC 450 contingent component is recognized as part of expense on guarantee liabilities in the combined and consolidated statement of comprehensive income. At all times the recognized liability (including the stand ready liability and contingent liability) is at least equal to the probable estimated losses of the guarantee portfolio.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Guarantee liabilities – continued

The movement of guarantee liabilities during 2018 and 2019 is as follows:

RMB
As of January 1, 2018	300,942
Provision at the inception of new loans	2,059,392
Net payout (1)	(935,991)
Release on expiration	(25,169)
As of December 31, 2018	1,399,174
As of January 1, 2019	1,399,174
Provision at the inception of new loans	3,979,475
Net payout(1)	(2,881,118)
Expense on guarantee liabilities	734,730
Release on expiration	(285,406)
As of December 31, 2019	2,946,855
(1)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

As of December 31, 2018 and 2019, the contractual amounts of the outstanding loans subject to guarantee by the Group is estimated to be RMB 40,770,719 and RMB 47,189,538 respectively. The approximate term of guarantee compensation service ranged from 1 month to 24 months, as of both December 31, 2018 and 2019. As of December 31, 2018 and 2019, the contractual amounts of the outstanding loans not subject to guarantee by the Group were estimated to be RMB 960,839 and RMB 4,002,754.

Financial assets receivable

Financial assets receivable

Financial assets receivable is recognized at loan inception which is equal to the stand-ready liability recorded at fair value in accordance with ASC 460-10-30-2(b) and considers what premium would be required by the Group to issue the same guarantee service in a standalone arm’s-length transaction.

The fair value recognized at loan inception is estimated using a discounted cash flow model based on the expected net payouts by incorporating a markup margin. The Group estimates its expected net payouts according to the product mix, default rates, loan terms and discount rate. The financial assets receivable is accounted for as a financial asset, and reduced upon the receipt of the service fee payment from the borrowers. At each reporting date, the Group estimates the future cash flows and assesses whether there is any indicator of impairment. If the carrying amounts of the financial assets receivable exceed the expected cash to be received, an impairment loss is recorded for the financial assets receivable not recoverable and is recorded in the combined and consolidated income statement. Impairment losses of RMB 16,273, RMB 48,072 and RMB 150,940 were recorded in the combined and consolidated statements of operations during the years ended December 31, 2017, 2018 and 2019.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Financial assets receivable – continued

The Group's financial assets receivable as of December 31, 2018 and 2019 are as follows:

	December 31,	December 31,
	2018	2019
	RMB	RMB
Financial assets receivable	1,250,277	2,142,627
Allowance for uncollectible receivables	(56,656)	(170,803)
Financial assets receivable, net	1,193,621	1,971,824

The movement of financial assets receivable for the years ended December 31, 2017, 2018 and 2019 is as follows:

	Year ended	Year ended	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
	RMB	RMB	RMB
Balance at beginning of year	5,160	286,380	1,250,277
Addition in the current year	452,182	1,881,072	3,650,311
Collection in the current year	(170,947)	(909,501)	(2,721,168)
Write-off	(15)	(7,674)	(36,793)
Balance at end of year	286,380	1,250,277	2,142,627

The movement of allowance for uncollectible receivables for the years ended December 31, 2017, 2018 and 2019 is as follows:

	Year ended	Year ended	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
	RMB	RMB	RMB
Balance at beginning of year	—	16,258	56,656
Current year net provision	16,273	48,072	150,940
Write-off	(15)	(7,674)	(36,793)
Balance at end of year	16,258	56,656	170,803

The Group's financial assets receivable generated from related parties and recorded in amounts due from related parties as of December 31, 2019 are as follows:

December 31,
2019
RMB

Financial assets receivable	130,765
Allowance for uncollectible receivables	(13,633)
Financial assets receivable, net	117,132

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Financial assets receivable – continued

The movement of financial assets receivable generated from related parties and recorded in amounts due from related parties for the years ended December 31, 2019 is as follows:

Year ended
December 31,
2019
RMB

Balance at beginning of year	125,936
Addition in the current year	329,164
Collection in the current year	(316,926)
Write-off	(7,409)
Balance at end of year	130,765

The movement of allowance for uncollectible receivables generated from related parties and recorded in amounts due from related parties for the years ended December 31, 2019 is as follows:

Year ended
December 31,
2019
RMB

Balance at beginning of year	5,806
Current year net provision	15,236
Write-off	(7,409)
Balance at end of year	13,633

Origination and servicing expense

Origination and servicing expense

Origination and servicing expense represents cost of services which consists primarily of variable expenses and vendor costs, and costs related to risk management, credit assessment, borrower and system support, payment processing services and third-party collection agencies with facilitating and servicing loans.

Origination expense includes expense related to the Group's borrower referral program under which the Group provides cash incentives to existing borrowers who have successfully referred a new borrower/borrowers to the Group. Such cash reward is offered when the new borrower makes a drawdown. As the cash reward is directly associated with the new borrower acquisition, the Group accounted for it as origination expense to facilitate the loans. The Group recorded RMB 2.5 million, RMB 12.5 million and RMB 14.7 million of cash reward for the years ended December 31, 2017, 2018 and 2019, respectively.

Sales and marketing expenses

Sales and marketing expenses

Sales and marketing expenses primarily consist of variable marketing and promotional expenses and general brand and awareness building, including fees paid to channel partners for directing user traffic to the Group. Salaries and benefits expenses related to the Group’s sales and marketing personnel and other expenses related to the Group’s sales and marketing team are also included in the sales and marketing expenses. For the years ended December 31, 2017, 2018 and 2019, the advertising expenses were RMB 341,768, RMB 1,254,315 and RMB 2,725,812 , respectively.

Funding costs

Funding costs

Funding cost consists of interest expense the Group pays to institutional funding partners of the Consolidated Trusts and the asset backed securities, trust issuance and costs incurred by the trusts. Funding costs were previously reported as part of Origination and servicing expense and General and administrative expenses in 2017 and 2018.

Government grant

Government grant

Government grants are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other income in the period the cash is received. The government grants received by the Group is RMB 26, RMB 7,695 and RMB 128,147 for the years ended December 31, 2017, 2018 and 2019, respectively.

Income taxes

Income taxes

Current income taxes are provided on the basis of net profit (loss) for financial reporting purposes, adjusted for income and expenses which are not assessable or deductible for income tax purposes, in accordance with the laws of the relevant tax jurisdictions.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its combined and consolidated balance sheet and under other expenses in its combined and consolidated statement of comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2018 and 2019.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Value added taxes ("VAT")

Value added taxes (“VAT”)

The consolidated trusts are subject to VAT at the rate of 3%, while the other entities under the Group are subject to VAT at the rate of 6% as general taxpayers, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of other tax payable on the consolidated balance sheet.

Certain risks and concentrations

Certain risks and concentrations

As of December 31, 2017, 2018 and 2019, substantially all of the Group's cash and cash equivalents as well as restricted cash were held in major financial institutions located in the PRC, which management considers to be of high credit quality.

Three major institutional funding partners of the Group funded loans which individually generated greater than 10% of total revenues for the years ended December 31, 2017, 2018 and 2019.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees, such as stock options and restricted shares, are measured based on the grant date fair value of the awards, with the resulting expense generally recognized on a straight-line basis in the combined and consolidated statements of operations over the period during which the employee is required to perform service in exchange for the award. The Group has elected to account for forfeitures as they occur.

Foreign currency translation

Foreign currency translation

The reporting currency of the Group is the Renminbi ("RMB").The Group's operations are principally conducted through the companies located in the PRC where the RMB is the functional currency. The functional currency of the other major entities incorporated outside of PRC is the United States dollar (“USD”).

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than functional currency are translated into functional currency at the exchange rates prevailing at the balance sheet date. Transactions in currencies other than functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the transaction date. Transaction gains and losses are included in earnings as foreign exchange gains (losses).

The combined and consolidated financial statements of the Group are translated from the functional currency into reporting currency. Assets and liabilities denominated in foreign currencies are translated using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated at the appropriate historical rates. Revenues, expenses, gains and losses are translated using the periodic average exchange rates. The resulting foreign currency translation adjustment are recorded in other comprehensive income (loss).

2.            SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Convenience translation

Convenience translation

The Group's business is primarily conducted in China and all of the revenues are denominated in RMB. The financial statements of the Group are stated in RMB. Translations of balances in the combined and consolidated balance sheets, and the related combined and consolidated statements of operations, shareholders' equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2019 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB 6.9618, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2019 No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate or at any other rate.

Employee defined contribution plan

Employee defined contribution plan

Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Group has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was RMB 13,862, RMB 36,365 and RMB 71,433 for the years ended December 31, 2017, 2018 and 2019, respectively.

Income (Loss) per share

Income (Loss) per share

Basic income (loss) per ordinary share is computed by dividing net income (loss) attributable to the ordinary shareholders by the weighted average number of ordinary shares outstanding during the period assuming the ordinary shares were issued and outstanding from the earliest period presented.

The Company's convertible redeemable preferred shares are participating securities as the convertible redeemable preferred shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Company uses the two-class method of computing earnings per share. For year ended December 31, 2018, two-class method was not applicable as the Group had a net loss attributable to ordinary shareholders due to the deemed dividend recognized (refer to note 9) while the convertible redeemable preferred shares do not have contractual obligations to share in the losses of the Group.

Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in income periods should their effects be anti-dilutive. The Group had restricted shares and share options, which could potentially dilute basic earnings per share in the future. Diluted income (loss) per share is computed using the two-class method or the as-if converted method, whichever is more dilutive.

Segment reporting

Segment reporting

The Group uses management approach to determine operation segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Segment reporting – continued

The Group’s CODM has been identified as the Chief Executive Officer who reviews the combined and consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single operating segment.

Substantially all of the Group's long-lived assets are located in the PRC and substantially all of the Group's revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Operating leases

Operating leases

The Group accounts for operating leases in accordance with ASC 842, Leases (“ASC 842") after the adoption on January 1, 2019. The Group determines if a contract contains a lease based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset and whether it has the right to direct the use of an identified asset in exchange for consideration, which relates to an asset the Group does not own. As part of the lease agreements, the Group may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise those options. Right of use (“ROU”) assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. ROU assets are initially measured based on the lease liability, adjusted for any initial direct costs, any lease payments made prior to lease commencement and for any lease incentives, and are included in other assets (long term) on the Group’s consolidated balance sheets. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date, and are included in accrued expenses and other current liabilities (short term) and other long-term liabilities on the Group’s consolidated balance sheets. The discount rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate, because the interest rate implicit in most of the Group’s leases is not readily determinable. The Group’s incremental borrowing rate represents the rate would be incurred to borrow on a collateralized basis over a similar term for an amount equal to the lease payments in a similar economic environment. Operating lease expense is recorded on a straight-line basis over the lease term. The Company does not possess any leases that have variable lease payments or residual value guarantees.

Recent accounting pronouncements

Recent accounting pronouncements

For the year ended December 31, 2019, the Group’s total operating revenue exceeded US$1.35 billion. Therefore, the Group no longer qualified as an emerging growth company as of December 31, 2019, pursuant to the Jumpstart Our Business Startups Act of 2012. In 2019, the Group has adopted all applicable accounting standards which have been effective for public companies for the year beginning on January 1, 2019, for the preparation of the financial information for the year ended December 31, 2019.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Recent accounting pronouncements – continued

Recently Adopted Accounting Guidance

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Group adopted the new leases standard on January 1, 2019 utilizing the modified retrospective transition method, under which amounts in prior periods presented were not restated. As part of that adoption, the Group has elected the package of three practical expedients, which includes the following: an entity may elect not to reassess whether expired or existing contracts contain a lease under the revised definition of a lease; an entity may elect not to reassess the lease classification for expired or existing leases; and an entity may elect not to reassess whether previously capitalized initial direct costs would qualify for capitalization. The Group has elected not to utilize the hindsight expedient in determining the lease term, and not to record leases with an initial term of 12 months or less on its consolidated balance sheet. Lease expense is recognized over the expected term on a straight-line basis. Upon adoption, the Group recorded RMB 33,258 of right-of-use assets in other assets and RMB 32,857 of lease liabilities in accrued expenses and other current liabilities and other long-term liabilities on its combined and consolidated financial statements.

Recent Accounting Guidance Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments which has subsequently been amended by ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-03. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Group's portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2019, including final periods within those fiscal years. For all other public business entities, the guidance is effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Early application of the pending content that links to this paragraph is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years.

The Group will adopt the new standard effective January 1, 2020, using the modified retrospective transition method. ASC 326 establishes a new accounting principle which requires gross accounting for guarantee liability. That is, to record both a guarantee obligation and an allowance for credit losses, calculated using the CECL impairment model, in addition to the guarantee obligation under ASC 460. As a result, at inception of the guarantee, the Group will recognize both a stand-ready guarantee liability under ASC 460 with an associated financial assets receivable, and a contingent guarantee liability with an allowance for credit losses under CECL model. Subsequent to the initial recognition, the ASC 460 stand-ready guarantee is recognized into guarantee revenue over the term of the guarantee, while the contingent guarantee is reduced by the payouts made by the Group to compensate the investors upon borrowers' default. The adoption of ASC 326 is expected to reduce the beginning balance of retained earnings as of January 1, 2020 by approximately 1.8 billion without taking into consideration of effect of income tax.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Recent accounting pronouncements – continued

Recent Accounting Guidance Not Yet Adopted – continued

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements on fair value measurements by removing, modifying, or adding certain disclosures. The ASU eliminates such disclosures as the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and valuation processes for Level 3 fair value measurements. The ASU adds new disclosure requirements for Level 3 measurements. The new guidance is effective January 1, 2020 and permits early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. The Group does not expect the adoption of this guidance will have a significant impact on its disclosures.

In December 2019, the FASB issued ASU 2019-12, a new accounting standard update to simplify the accounting for income taxes. The new guidance removes certain exceptions for recognizing deferred taxes for investments, performing intra period allocation and calculating income taxes in interim periods. It also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. This guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. The Group is currently evaluating the impact of the new guidance on its consolidated financial statements and related disclosures.